PIMCO Investment Grade Corporate Bond Exchange-Traded Fund Investment Objectives and Goals - PIMCO Investment Grade Corporate Bond Exchange-Traded Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO Investment Grade Corporate Bond Exchange-Traded Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of ICE BofA US Corporate Index.